Securitization of Personal Whole Loans Fair Value Sensitivity - Sensitivity Analysis of Fair Value, Securities and Certificates (Details) - LendingClub Corp [Member] $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Senior Securities [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 16,200
Senior Securities [Member] | Asset-backed Securities [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 27,883
Expected weighted-average life (in years)	1 year 1 month 6 days
Discount rates, 100 basis point increase	$ (279)
Discount rates, 200 basis point increase	(551)
Expected credit loss on rates on underlying loans, 10% adverse change
Expected credit loss on rates on underlying loans, 20% adverse change
Expected prepayment rates, 10% adverse change
Expected prepayment rates, 20% adverse change	(1)
Subordinated Debt Obligations [Member] | Asset-backed Securities [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 5,402
Expected weighted-average life (in years)	1 year 6 months 6 days
Discount rates, 100 basis point increase	$ 72
Discount rates, 200 basis point increase	(143)
Expected credit loss on rates on underlying loans, 10% adverse change	(637)
Expected credit loss on rates on underlying loans, 20% adverse change	(1,262)
Expected prepayment rates, 10% adverse change	(114)
Expected prepayment rates, 20% adverse change	$ (250)